Business combinations - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Book value	R$ 16,324,207	R$ 13,431,108
Administrative expenses	392,476	R$ 285,788	R$ 252,852
Current Period Acquisitions
Disclosure of detailed information about business combination [line items]
Administrative expenses	819
Contingent Consideration Liability
Disclosure of detailed information about business combination [line items]
Book value	R$ 269,162